Organization and Principal Activities (Details) - Schedule of Principal Activities	6 Months Ended
Jun. 30, 2023
Meihua International Medical Technologies Co., Ltd. (“Meihua”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	Meihua International Medical Technologies Co., Ltd. (“Meihua”)
Registered Location	Cayman
Percentage of ownership	Parent
Date of Incorporation	Nov. 10, 2020
Principal activities	Investment holding
Kang Fu International Medical Co., Limited (“Kang Fu”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)
Registered Location	Hong Kong
Percentage of ownership	100% by Meihua
Date of Incorporation	Oct. 13, 2015
Principal activities	Investment holding
Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)
Registered Location	Yangzhou
Percentage of ownership	100% by Kang Fu
Date of Incorporation	Dec. 24, 2001
Principal activities	Medical Equipment Sales
Jiangsu Yada Technology Group Co., Ltd. (“Yada”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)
Registered Location	Yangzhou
Percentage of ownership	100% by Huada
Date of Incorporation	Dec. 05, 1991
Principal activities	Medical Equipment Sales
Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)
Registered Location	Yangzhou
Percentage of ownership	100% by Yada
Date of Incorporation	Nov. 18, 2000
Principal activities	Medical Equipment Sales
Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	扬州光辉医疗科技有限公司* Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)
Registered Location	Yangzhou
Percentage of ownership	100% by Huadong
Date of Incorporation	Dec. 22, 2020
Principal activities	Medical Equipment Sales
Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”) [Member]
Schedule of Principal Activities [Abstract]
Entity Name	海南国械医疗科技有限公司 Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”)
Registered Location	Hainan
Percentage of ownership	55% by Kang Fu
Date of Incorporation	Oct. 07, 2021
Principal activities	Medical Equipment Sales